Fair Value Measurements - Fair Value and Carrying Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Debt securities	$ 51,453	$ 59,132
Equity securities	257	175
Mortgage loans	11,482	10,728
Policy loans	4,474	4,523
Freestanding derivative instruments	1,417	2,220
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	125	125
Cash and cash equivalents	1,799	1,853
GMIB reinsurance recoverable	33,169	35,311
Receivables from affiliates	197	229
Separate account assets	248,949	219,063
Liabilities
Other	814	857
Reserves for guaranteed investment contracts	894	1,276
Trust instruments supported by funding agreements	5,986	8,384
FHLB funding agreements	1,950	1,478
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	29,007	31,972
Long-term debt	494	533
Securities lending payable	14	13
Freestanding derivative instruments	41	56
Repurchase agreements	1,572	1,100
FHLB advances	0	380
Separate account liabilities	248,949	219,063
Carrying Value
Assets
Debt securities	51,453	59,132
Equity securities	257	175
Mortgage loans	11,482	10,728
Limited partnerships	2,252	1,583
Policy loans	4,474	4,523
Freestanding derivative instruments	1,417	2,220
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	125	125
Cash and cash equivalents	1,799	1,853
GMIB reinsurance recoverable	262	340
Receivables from affiliates	197	229
Separate account assets	248,949	219,063
Liabilities
Other	40,155	45,394
Reserves for guaranteed investment contracts	894	1,276
Trust instruments supported by funding agreements	5,986	8,384
FHLB funding agreements	1,950	1,478
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	29,007	31,972
Long-term debt	494	533
Securities lending payable	14	13
Freestanding derivative instruments	41	56
Repurchase agreements	1,572	1,100
FHLB advances	0	380
Separate account liabilities	248,949	219,063
Fair Value
Assets
Debt securities	51,453	59,132
Equity securities	257	175
Mortgage loans	11,910	11,349
Limited partnerships	2,252	1,583
Policy loans	4,474	4,523
Freestanding derivative instruments	1,417	2,220
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	125	125
Cash and cash equivalents	1,799	1,853
GMIB reinsurance recoverable	262	340
Receivables from affiliates	197	229
Separate account assets	248,949	219,063
Liabilities
Other	49,867	53,760
Reserves for guaranteed investment contracts	923	1,332
Trust instruments supported by funding agreements	6,175	8,702
FHLB funding agreements	1,938	1,421
Funds withheld payable under reinsurance treaties (including $3,639 and $3,627 at fair value under the fair value option at December 31, 2021 and 2020, respectively)	29,007	31,972
Long-term debt	563	624
Securities lending payable	14	13
Freestanding derivative instruments	41	56
Repurchase agreements	1,572	1,100
FHLB advances	0	380
Separate account liabilities	$ 248,949	$ 219,063